Investment Securities (Schedule Of Amortized Cost And Estimated Fair Value By Maturity Of Investment Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Securities Available for Sale, Weighted Average Yield, Within one year or less	1.52%
Securities Available for Sale, Weighted Average Yield, One through five years	1.85%
Securities Available for Sale, Weighted Average Yield, After five through ten years	2.14%
Securities Available for Sale, Weighted Average Yield, Over ten years	1.78%
Securities Available for Sale, Weighted Average Yield, Totals	1.89%
Securities Available for Sale, Amortized Cost, Within one year or less	$ 18,409
Securities Available for Sale, Amortized Cost, One through five years	138,725
Securities Available for Sale, Amortized Cost, After five through ten years	518,218
Securities Available for Sale, Amortized Cost, Over ten years	1,031,564
Securities Available for Sale, Amortized Cost, Totals	1,706,916
Securities Available for Sale, Fair Value, Within one year or less	18,541
Securities Available for Sale, Fair Value, One through five years	141,448
Securities Available for Sale, Fair Value, After five through ten years	532,684
Securities Available for Sale, Fair Value, Over ten years	1,052,331
Securities Available for Sale, Fair Value, Totals	1,745,004
Securities Held to Maturity, Weighted Average Yield, Within one year or less	1.61%
Securities Held to Maturity, Weighted Average Yield, One through five years	2.04%
Securities Held to Maturity, Weighted Average Yield, After five through ten years	2.50%
Securities Held to Maturity, Weighted Average Yield, Over ten years	2.98%
Securities Held to Maturity, Weighted Average Yield, Totals	2.52%
Securities Held to Maturity, Amortized Cost, Within one year or less	20,797
Securities Held to Maturity, Amortized Cost, One through five years	56,358
Securities Held to Maturity, Amortized Cost, After five through ten years	26,215
Securities Held to Maturity, Amortized Cost, Over ten years	101,692
Securities Held to Maturity, Amortized Cost, Totals	205,062
Securities Held to Maturity, Fair Value, Within one year or less	20,916
Securities Held to Maturity, Fair Value, One through five years	57,708
Securities Held to Maturity, Fair Value, After five through ten years	27,500
Securities Held to Maturity, Fair Value, Over ten years	105,374
Securities Held to Maturity, Fair Value, Totals	$ 211,498